Contract Assets, Net - Schedule of Movement of Contract Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Contract Assets [Abstract]
Balance at beginning of the year	$ 604,423	$ 225,610
Additions	242,302	1,248,738
Changes due to billings	(481,789)	(871,259)
Write off	(137,593)
Exchange difference	(2,891)	1,334
Balance at end of the year	$ 224,452	$ 604,423	$ 225,610